SHORT-TERM BORROWINGS - Accounts Receivable Securitization (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 03, 2023	Oct. 31, 2022	May 31, 2022	Mar. 31, 2022	Mar. 01, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term borrowings from buyer		$ (1,750,000,000)	$ (2,985,000,000)
Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 6,000,000,000
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Trade receivables, maximum commitment		2,400,000,000	2,400,000,000		$ 2,400,000,000	$ 2,000,000,000	$ 1,800,000,000	$ 1,200,000,000
Receivables sold to buyer as security		3,178,000,000	2,914,000,000
Short-term borrowings from buyer		(1,600,000,000)	(2,400,000,000)						$ (800,000,000)
Receivables securitization program assumed		200,000,000	0
Overcollateralization		1,578,000,000	514,000,000
Repayments of short-term borrowings		$ 1,000,000,000	$ 0
Receivables securitization program | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Repayments of short-term borrowings	$ 200,000,000